Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jan. 02, 2014 Mitsubishi Materials C.M.I. Corporation ("CMI")	Mar. 31, 2014 Honda Elesys Co., Ltd. ("Elesys")
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 1,081	¥ 5,759
Accounts receivable				1,323	5,176
Inventories				2,155	4,600
Other current assets				683	1,483
Property, plant and equipment				4,538	6,803
Goodwill	154,927	132,775	80,525	2,114	9,668
Intangible assets				55	58
Other non-current assets				790	657
Total assets acquired				12,739	34,204
Accounts payable				(1,420)	(6,618)
Other current liabilities				(2,834)	(2,417)
Other non-current liabilities				(3,256)	(849)
Total liabilities assumed				(7,510)	(9,884)
Noncontrolling interests				(1)
Net assets acquired				¥ 5,228	¥ 24,320